SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

         File No. 2-42556:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._66_                             X
                                                                    -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                    -----

         File No. 811-2247:

         Amendment No._66_

         AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, Kansas City, MO  64141-6200
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  415-965-8300

         Douglas A. Paul
         Vice President and Associate General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 10/13/72)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on August 1, 1997 pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On May 30, 1997, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended March 31, 1997.

                AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
                     1933 Act Post-Effective Amendment No.66
                            1940 Act Amendment No. 66

                                    FORM N-1A
                              CROSS-REFERENCE SHEET


PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page; Investment Objectives of the Funds

2         Transaction and Operating Expense Table

3         Financial Highlights; Performance Advertising

4 Management; Further Information About American Century; Investment Objectives of the Funds; Investment Policies of the Funds, Risk Factors and Investment Techniques; Other Investment Practices, Their Characterstics and Risks

5         Management

5A        Not Applicable

6         Further  Information  About  American  Century;  How to Redeem Shares;
          Cover Page; Distributions; Taxes

7 Cover Page; Distribution of Fund Shares; How to Open an Account; Share Price; Transfer and Administrative Services

8         How to Redeem Shares; Transfer and Administrative Services

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13 Investment Policies and Techniques; Investment Restrictions; Portfolio Transactions

14        Directors and Officers

15        Additional Purchase and Redemption Information, Directors and Officers

16 Investment Advisory Services, Transfer and Administrative Services, Expense Limitation Agreement, About the Fund

17        Portfolio Transactions

18        About the Fund

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxes

21        Additional Purchase and Redemption Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                             [american century logo]
                                    American
                                   Century(sm)


                                 AUGUST 1, 1997


                                     BENHAM
                                    GROUP(R)


                              Capital Preservation
                             Capital Preservation II
                                Government Agency
                               Short-Term Treasury
                           Intermediate-Term Treasury
                               Long-Term Treasury
                                    ARM Fund
                                    GNMA Fund
                           Inflation-Adjusted Treasury


[front cover]

                        AMERICAN CENTURY INVESTMENTS
                               FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

       Benham Group         American Century Group   Twentieth Century(R) Group

    MONEY MARKET FUNDS        ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS        BALANCED FUNDS             GROWTH FUNDS
  DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS    INTERNATIONAL FUNDS
   MUNICIPAL BOND FUNDS         SPECIALTY FUNDS


   Capital Preservation
  Capital Preservation II
     Government Agency
    Short-Term Treasury
Intermediate-Term Treasury
    Long-Term Treasury
         ARM Fund
         GNMA Fund
Inflation-Adjusted Treasury



                                   PROSPECTUS
                                 AUGUST 1, 1997


                Capital Preservation o Capital Preservation II o
                    Government Agency o Short-Term Treasury o
                Intermediate-Term Treasury o Long-Term Treasury o
                             ARM Fund o GNMA Fund o
                           Inflation-Adjusted Treasury


                AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
               AMERICAN CENTURY CAPITAL PRESERVATION FUND II, INC.
                    AMERICAN CENTURY GOVERNMENT INCOME TRUST



     American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., and American Century Government Income Trust are a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Nine of the funds from our Benham Group that invest in U.S. government securities (the "Funds") are described in this Prospectus. Their investment objectives are listed on pages 2 and 3 of this Prospectus. The other funds are described in separate prospectuses.


     American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


     This Prospectus gives you information about the Funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated August 1, 1997 and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                        American Century Investments
                     4500 Main Street o P.O. Box 419200
              Kansas City, Missouri 64141-6200 o 1-800-345-2021
                      International calls: 816-531-5575
                   Telecommunications Device for the Deaf:
                 1-800-634-4113 o In Missouri: 816-444-3485
                      Internet: www.americancentury.com



     Additional information, including this Prospectus and the Statements of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

     Investments in the Funds are not insured or guaranteed by the U.S. government or any other agency. There is no assurance that the Money Market Funds will be able to maintain a $1.00 share price.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                     1


                     INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND


     Capital Preservation is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government and maintaining a dollar-weighted average portfolio maturity of not more than 90 days. On August 30, 1997, the Fund will reorganize as "American Century-Benham Capital Preservation Fund," a series of American Century Government Income Trust. See "Agreement and Plan of Reorganization," page 36.


AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND II


     Capital Preservation II is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund intends to pursue its investment objectives by investing primarily in repurchase agreements collateralized by securities that are backed by the full faith and credit of the U.S. government. Such collateral may include U.S. Treasury bills, notes, and bonds or mortgage-backed Ginnie Mae certificates. On August 30, 1997, the Fund will reorganize as "American Century-Benham Capital Preservation Fund," a series of American Century Government Income Trust. See "Agreement and Plan of Reorganization," page 36.


AMERICAN CENTURY--BENHAM GOVERNMENT AGENCY
MONEY MARKET FUND

     Government Agency is a money market fund which seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities, the income from which is exempt from state taxes.

AMERICAN CENTURY--BENHAM SHORT-TERM
TREASURY FUND


     Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. The Fund intends to pursue its investment objectives by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 13 months to 3 years.


AMERICAN CENTURY--BENHAM INTERMEDIATE-TERM
TREASURY FUND


     Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes, and bonds. The Fund intends to pursue its investment objectives by investing primarily in U.S. Treasury notes, which carry the direct full faith and credit pledge of the U.S. government and maintaining a weighted average portfolio maturity which ranges from 3 to 10 years.


There is no assurance that the Funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objectives                       American Century Investments


AMERICAN CENTURY--BENHAM LONG-TERM
TREASURY FUND


     Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes. The Fund intends to pursue its investment objective by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 20 to 30 years.


AMERICAN CENTURY--BENHAM ADJUSTABLE RATE
GOVERNMENT SECURITIES FUND

     The ARM Fund seeks to provide investors with a high level of current income, consistent with stability of principal. The Fund intends to pursue its investment objective by investing at least 65% of the Fund's total assets in adjustable rate mortgage securities (ARMs) and other securities collateralized by or representing interests in mortgages (collectively, "mortgage-backed securities").


     On August 25, 1997, the ARM Fund will begin to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average duration of three years of less. Its name will also change to "American Century--Benham Short-Term Government Fund," to reflect this change.


AMERICAN CENTURY--BENHAM GNMA FUND

     The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

AMERICAN CENTURY -- BENHAM INFLATION-ADJUSTED
TREASURY FUND


     Inflation-Adjusted Treasury seeks to provide a total return consistent with investment in U.S. Treasury inflation-adjusted securities.


There is no assurance that the Funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


Prospectus                                      Investment Objectives       3


                                TABLE OF CONTENTS


Investment Objectives of the Funds..........................................2
Transaction and Operating Expense Table.....................................5
Financial Highlights........................................................6


INFORMATION REGARDING THE FUNDS


Investment Policies of the Funds...........................................15
The Money Market Funds.....................................................15
   Capital Preservation....................................................15
   Capital Preservation II.................................................15
   Government Agency ......................................................15
The U.S. Treasury Funds....................................................16
   Short-Term Treasury.....................................................16
   Intermediate-Term Treasury..............................................16
   Long-Term Treasury......................................................16
   Inflation-Adjusted Treasury.............................................16
The Mortgage Securities Funds..............................................17
   ARM Fund................................................................17
   GNMA Fund ..............................................................18
Risk Factors and Investment Techniques.....................................18
   U.S. Government Securities..............................................18
   Mortgage-Backed Securities..............................................19
   Adjustable-Rate Mortgage Securities.....................................19
   Collateralized Mortgage Obligations.....................................20
   Stripped Mortgage-Backed Securities.....................................20
   Treasury Inflation-Adjusted Securities..................................20
     Development of Inflation-Adjusted
        Securities Market..................................................21
     Share Price Volatility................................................22
   Repurchase Agreements...................................................22
Other Investment Practices, Their Characteristics
   and Risks...............................................................22
   Portfolio Turnover......................................................22
   When-Issued and Forward Commitment
      Agreements...........................................................23
   Cash Management.........................................................23
   Other Techniques........................................................23
Performance Advertising....................................................23


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments...............................................25
Investing in American Century..............................................25
How to Open an Account.....................................................25
     By Mail...............................................................25
     By Wire...............................................................25
     By Exchange...........................................................25
     In Person.............................................................26
   Subsequent Investments..................................................26
     By Mail...............................................................26
     By Telephone..........................................................26
     By Online Access......................................................26
     By Wire...............................................................26
     In Person.............................................................26
   Automatic Investment Plan...............................................26
How to Exchange from One Account to Another ...............................26
     By Mail ..............................................................26
     By Telephone..........................................................27
     By Online Access......................................................27
How to Redeem Shares.......................................................27
     By Mail...............................................................27
     By Telephone..........................................................27
     By Check-A-Month......................................................27
     Other Automatic Redemptions...........................................27
   Redemption Proceeds.....................................................27
     By Check..............................................................27
     By Wire and ACH.......................................................27
   Redemption of Shares in Low-Balance Accounts............................27
Signature Guarantee........................................................28
Special Shareholder Services...............................................28
     Automated Information Line............................................28
     Online Account Access.................................................28
     CheckWriting..........................................................28
     Open Order Service....................................................29
     Tax-Qualified Retirement Plans........................................29
Important Policies Regarding Your Investments..............................29
Reports to Shareholders....................................................30
Employer-Sponsored Retirement Plans and
   Institutional Accounts..................................................30

ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price................................................................31
   When Share Price Is Determined..........................................31
   How Share Price Is Determined...........................................31
   Where to Find Information About Share Price.............................32
Distributions..............................................................32
Taxes  32
   Tax-Deferred Accounts...................................................32
   Taxable Accounts........................................................33
Management.................................................................34
   Investment Management...................................................34
   Code of Ethics..........................................................35
   Transfer and Administrative Services....................................35
   Special Meeting of Shareholders.........................................36
   Agreement and Plan of Reorganization....................................36
Distribution of Fund Shares................................................36
Expenses...................................................................37
Further Information About American Century.................................37



4    Table of Contents                           American Century Investments


                                                   TRANSACTION AND OPERATING EXPENSE TABLE
                                                                                                               Short-
                                                                                                                Term
                                                                                                              Treasury,
                                                                                                            Intermediate-
                                                                                                                Term
                                                                                                              Treasury,
                                                                                              Inflation-        Long-
                                                  Capital           Capital      Government    Adjusted         Term       ARM Fund,
                                               Preservation     Preservation II    Agency      Treasury       Treasury     GNMA Fund
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases..........  none             none            none         none            none        none

Maximum Sales Load Imposed on
   Reinvested Dividends..........................  none             none            none         none            none        none

Deferred Sales Load..............................  none             none            none         none            none        none

Redemption Fee(1)................................  none             none            none         none            none        none

Exchange Fee.....................................  none             none            none         none            none        none

ANNUAL FUND OPERATING EXPENSES:(2)
(as a percentage of net assets)

Management Fees(3)..............................  0.27%            0.43%           0.48%        0.48%           0.52%       0.60%

12b-1 Fees.......................................  none             none            none         none            none        none

Other Expenses(4)...............................  0.24%            0.30%           0.00%        0.02%           0.00%       0.00%

Total Fund Operating Expenses...................  0.51%            0.73%           0.48%        0.50%           0.52%       0.60%

EXAMPLE:
You would pay the following
expenses on a $1,000 investment,         1 year    $  5             $  7            $  5         $  6            $  5        $  6
assuming a 5% annual return             3 years      16               23              15           16              17          19
and redemption at the end               5 years      29               41              27           28              29          33
of each time period:                   10 years      64               91              60           63              65          75

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2)  Benham  Management  Corporation  (with respect to Capital  Preservation and
     Capital  Preservation  II,  the  "Manager")  has  agreed  to limit  Capital
     Preservation's and Capital Preservation II's total operating expenses to specified percentages of each Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of each of Capital Preservation and Capital Preservation II during the preceding 11 months if, and to the extent that, for any given month, total expenses of either were less than the expense limit in effect at that time.
     The current expense limit for Capital Preservation is 0.53%. The current expense limit for Capital Preservation II is 0.73%. American Century
     Investment  Management,  Inc.  (with  respect to all Funds  except  Capital
     Preservation and Capital Preservation II, the "Manager") has agreed to waive the expenses of Inflation-Adjusted Treasury, until May 31, 1998, to 0.50% of its net assets. If this waiver was not in effect, the Management
     Fees,  Other  Expenses and Total Fund  Operating  Expenses  would be 0.52%,
     0.02% and 0.54%, respectively.

(3)  A portion of the management fee may be paid by American Century  Investment
     Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Manager. See "Management - Transfer and Administrative
     Services," page 35.

(4)  With  respect  to  all  Funds  except  Capital   Preservation  and  Capital
     Preservation  II,  Other  Expenses,  which  includes  the fees and expenses
     (including  legal  counsel fees) of those  Trustees who are not  interested persons' as defined in the Investment  Company Act of 1940, are expected to be less than 0.01 of 1% of average net assets for the current  fiscal year.
     For  Capital  Preservation  and Capital  Preservation  II,  Other  Expenses
     include  administrative  and transfer  agent fees paid to American  Century
     Services Corporation.

     The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the Funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The Investor Class is currently the only class of shares offered by the Funds.



Prospectus                      Transaction and Operating Expense Table     5

                              FINANCIAL HIGHLIGHTS
                              CAPITAL PRESERVATION

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                          1997     1996    1995       1994      1993(1)   1992     1991     1990    1989      1988
PER-SHARE DATA

Net Asset Value,

Beginning of Period.....................  $1.00   $1.00    $1.00     $1.00       $1.00    $1.00    $1.00   $1.00    $1.00    $1.00

Income From Investment Operations
    Net Investment Income ..............   0.05    0.05     0.04      0.03        0.01     0.04     0.06    0.08     0.08     0.06

Distributions
    From Net Investment Income..........  (0.05)  (0.05)   (0.04)    (0.03)      (0.01)   (0.04)   (0.06)  (0.08)   (0.08)   (0.06)
                                          -----   -----    -----     -----       -----    -----    -----   -----    -----    -----

Net Asset Value, End of Period..........  $1.00   $1.00    $1.00     $1.00       $1.00    $1.00    $1.00   $1.00    $1.00    $1.00
                                          =====   =====    =====     =====       =====    =====    =====   =====    =====    =====

    Total Return(2).....................  4.82%   5.21%    4.31%     2.63%       1.35%    3.88%    6.27%   7.77%    8.27%    6.30%

RATIOS/SUPPLEMENTAL DATA

    Ratio of Operating Expenses
    to Average Net Assets(3)............  0.49%   0.51%    0.50%     0.51%    0.50%(4)    0.51%    0.52%   0.56%    0.57%    0.59%

    Ratio of Net Investment Income
    to Average Net Assets(3)............  4.66%   5.07%    4.24%     2.59%    2.68%(4)    3.82%    6.03%   7.50%    8.00%    6.08%

    Net Assets, End
    of Period (in millions)............. $2,978  $3,078   $2,883    $2,787      $2,943   $3,046   $3,376  $3,099   $2,737   $2,187

(1) The Fund's fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993, resulting in a six-month period in 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


6    Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                             CAPITAL PRESERVATION II

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                           1997     1996     1995     1994      1993(1)   1992    1991     1990      1989     1988
PER-SHARE DATA

Net Asset Value,

Beginning of Period......................  $1.00   $1.00    $1.00    $1.00      $1.00    $1.00     $1.00   $1.00    $1.00    $1.00

Income From Investment Operations
    Net Investment Income ...............   0.05    0.05     0.04     0.02       0.01     0.03      0.06    0.08     0.08     0.06

Distributions
    From Net Investment Income...........  (0.05)  (0.05)   (0.04)   (0.02)     (0.01)   (0.03)    (0.06)  (0.08)   (0.08)   (0.06)
                                           -----   -----    -----    -----      -----    -----     -----   -----    -----    -----

Net Asset Value, End of Period...........  $1.00   $1.00    $1.00    $1.00      $1.00    $1.00     $1.00   $1.00    $1.00    $1.00
                                           =====   =====    =====    =====      =====    =====     =====   =====    =====    =====

    Total Return(2)......................  4.69%   5.15%    4.17%    2.40%      1.21%    3.42%     6.07%   7.91%    8.64%    6.46%

RATIOS/SUPPLEMENTAL DATA

    Ratio of Operating Expenses
    to Average Net Assets(3).............  0.74%   0.76%    0.75%    0.75%   0.75%(4)    0.74%     0.70%   0.69%    0.71%    0.73%

    Ratio of Net Investment Income
    to Average Net Assets(3).............  4.56%   5.03%    4.06%    2.37%   2.40%(4)    3.41%     5.91%   7.64%    8.34%    6.26%

    Net Assets, End
    of Period (in millions)..............   $226    $246     $262     $283       $314     $340      $475    $618     $708     $538

(1) The Fund's fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993, resulting in a six-month period in 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


Prospectus                                         Financial Highlights     7


                              FINANCIAL HIGHLIGHTS
                                GOVERNMENT AGENCY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                1997       1996      1995     1994      1993      1992       1991          1990(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period.............................$1.00     $1.00     $1.00     $1.00     $1.00      $1.00      $1.00        $1.00

Income From Investment Operations
   Net Investment Income ........................0.05      0.05      0.04      0.03      0.03       0.05       0.07         0.03

Distributions
   From Net Investment Income.................. (0.05)    (0.05)    (0.04)    (0.03)    (0.03)     (0.05)     (0.07)       (0.03)
                                                -----     -----     -----     -----     -----      -----      -----        -----

Net Asset Value, End of Period..................$1.00     $1.00     $1.00     $1.00     $1.00      $1.00      $1.00        $1.00
                                                =====     =====     =====     =====     =====      =====      =====        =====

   Total Return(2)..............................4.89%     5.35%     4.47%     2.69%     3.07%      5.29%      7.97%        2.65%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(3).....................0.57%     0.51%     0.50%     0.50%     0.50%      0.30%         --           --

   Ratio of Net Investment Income
   to Average Net Assets(3).....................4.76%     5.20%     4.35%     2.65%     3.04%      5.17%      7.42%     8.25%(4)

   Net Assets, End
   of Period (in millions).......................$471      $503      $462      $562      $646       $906     $1,074          $62

(1)  From December 5, 1989 (commencement of operations) through March 31, 1990.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


8    Financial Highlights                         American Century Investments

                              FINANCIAL HIGHLIGHTS
                               SHORT-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                    1997        1996       1995         1994         1993(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period.............. $9.84        $9.73       $9.86      $10.04       $10.00

Income From Investment Operations
   Net Investment Income .........................  0.52         0.53        0.50        0.36         0.25

   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions............ (0.07)        0.11       (0.13)      (0.14)        0.04
                                                   -----         ----       -----       -----         ----

   Total From Investment Operations...............  0.45         0.64        0.37        0.22         0.29
                                                    ----         ----        ----        ----         ----

Distributions
   From Net Investment Income..................... (0.52)       (0.53)      (0.50)      (0.36)       (0.25)

   From Net Realized Gains
   on Investment Transactions..................... (0.09)          --          --       (0.03)          --

   In Excess of Net Realized Gains
   on Investment Transactions.....................    --           --          --       (0.01)          --
                                                   -----         ----       -----       -----         ----

   Total Distributions............................ (0.61)       (0.53)      (0.50)      (0.40)       (0.25)
                                                   -----        -----       -----       -----        -----

Net Asset Value, End of Period.................... $9.68        $9.84       $9.73       $9.86       $10.04
                                                   =====        =====       =====       =====       ======

   Total Return(2)................................ 4.62%        6.71%       3.85%       2.16%        2.79%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(3)....................... 0.61%        0.67%       0.67%       0.58%           0%

   Ratio of Net Investment Income
   to Average Net Assets(3)....................... 5.26%        5.39%       5.22%       3.53%     4.50%(4)

   Portfolio Turnover Rate........................  234%         224%        141%        262%         158%

   Net Assets, End
   of Period (in millions)........................   $36          $36         $56         $25          $15

(1)  From September 8, 1992 (commencement of operations) through March 31,
     1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


Prospectus                                         Financial Highlights     9

                              FINANCIAL HIGHLIGHTS
                           INTERMEDIATE-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                             1997       1996   1995     1994     1993     1992    1991      1990    1989      1988
PER-SHARE DATA

Net Asset Value,
Beginning of Period........................ $10.24     $9.99   $10.18  $10.73   $10.52   $10.23    $9.87   $9.63   $10.11   $10.91

Income From Investment Operations
   Net Investment Income ..................   0.58      0.58     0.53    0.48     0.56     0.69     0.75    0.77     0.76     0.75

   Net Realized and Unrealized
   Gains (Losses) on
   Investment Transactions ................ (0.18)      0.25   (0.19)  (0.27)     0.69     0.29     0.36    0.24   (0.49)   (0.60)
                                            -----       ----   -----   -----      ----     ----     ----    ----   -----    -----

   Total From Investment Operations........   0.40      0.83     0.34    0.21     1.25     0.98     1.11    1.01     0.27     0.15
                                              ----      ----     ----    ----     ----     ----     ----    ----     ----     ----

Distributions

   From Net Investment Income.............. (0.58)    (0.58)   (0.53)  (0.48)   (0.56)   (0.69)   (0.75)  (0.77)   (0.75)   (0.92)

   From Net Realized Gains
   on Investment Transactions..............     --        --       --  (0.06)   (0.48)       --       --      --       --   (0.03)

   In Excess of Net Realized Gains
   on Investment Transactions..............     --        --       --  (0.22)       --       --       --      --       --       --
                                              ----      ----     ----    ----     ----     ----     ----    ----     ----     ----

   Total Distributions..................... (0.58)    (0.58)   (0.53)  (0.76)   (1.04)   (0.69)   (0.75)  (0.77)   (0.75)   (0.95)
                                            -----     -----    -----   -----    -----    -----    -----   -----    -----    -----

Net Asset Value, End of Period............. $10.06    $10.24    $9.99  $10.18   $10.73   $10.52   $10.23   $9.87    $9.63   $10.11
                                            ======    ======    =====  ======   ======   ======   ======   =====    =====   ======

   Total Return(1).........................  4.05%     8.42%    3.54%   1.85%   12.36%    9.92%   11.59%  10.61%    2.78%    1.60%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(2)................  0.51%     0.53%    0.53%   0.51%    0.53%    0.59%    0.73%   0.75%    0.75%    0.75%

   Ratio of Net Investment Income
   to Average Net Assets(2)................  5.72%     5.65%    5.35%   4.50%    5.18%    6.55%    7.49%   7.66%    7.67%    7.36%

   Portfolio Turnover Rate.................   110%      168%      92%    213%     299%     149%      70%    217%     386%     465%

   Net Assets, End
   of Period (in millions).................   $329      $311     $305    $351     $392     $303     $159     $97      $72      $54

(1)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any.

(2) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.


10   Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                               LONG-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                             1997         1996        1995         1994         1993(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period...................      $9.67         $9.05     $9.38        $10.24       $10.00
Income From Investment Operations
    Net Investment Income..............................       0.60          0.60      0.60          0.63         0.39

    Net Realized and Unrealized Gains
    (Losses) on Investment Transactions................     (0.35)          0.62    (0.33)        (0.27)         0.24
                                                            -----           ----    -----         -----          ----

    Total From Investment Operations...................       0.25          1.22      0.27          0.36         0.63
                                                              ----          ----      ----          ----         ----

Distributions
    From Net Investment Income.........................     (0.60)        (0.60)    (0.60)        (0.63)       (0.39)

    From Net Realized Gains
    on Investment Transactions.........................         --            --        --        (0.45)           --

    In Excess of Net Realized Gains
    on Investment Transactions.........................         --            --        --        (0.14)           --
                                                            -----           ----    -----         -----          ----

    Total Distributions................................     (0.60)        (0.60)    (0.60)        (1.22)       (0.39)
                                                            -----         -----     -----         -----        -----

Net Asset Value, End of Period.........................      $9.32         $9.67     $9.05         $9.38       $10.24
                                                             =====         =====     =====         =====       ======

    Total Return(2)....................................      2.65%        13.46%     3.25%         2.87%        6.48%

RATIOS/SUPPLEMENTAL DATA

    Ratio of Operating Expenses
    to Average Net Assets(3)...........................     0.60%         0.67%      0.67%         0.57%           --

    Ratio of Net Investment Income
    to Average Net Assets(3)...........................      6.28%         5.93%     6.84%         5.89%     7.18%(4)

    Portfolio Turnover Rate............................        40%          112%      147%          200%          57%

    Net Assets, End of Period (in millions)............       $127          $111       $35           $18          $21

(1)  From September 8, 1992 (commencement of operations) through March 31,
     1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.

Prospectus                                         Financial Highlights    11

                              FINANCIAL HIGHLIGHTS
                                    ARM FUND

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                     1997        1996         1995    1994        1993       1992(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period................  $9.47       $9.42      $9.75     $9.97     $10.04      $10.00

Income From Investment Operations
   Net Investment Income ...........................   0.53        0.54       0.49      0.54       0.57        0.40

   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions..............   0.04        0.05     (0.33)    (0.22)     (0.07)        0.04
                                                       ----        ----     -----     -----      -----         ----

   Total From Investment Operations.................   0.57        0.59       0.16      0.32       0.50        0.44
                                                       ----        ----       ----      ----       ----        ----

Distributions
   From Net Investment Income....................... (0.53)      (0.54)     (0.49)    (0.54)     (0.57)      (0.40)
                                                     -----       -----      -----     -----      -----       -----

   Total Distributions.............................. (0.53)      (0.54)     (0.49)    (0.54)     (0.57)      (0.40)
                                                     -----       -----      -----     -----      -----       -----

Net Asset Value, End of Period......................  $9.51       $9.47      $9.42     $9.75      $9.97      $10.04
                                                      =====       =====      =====     =====      =====      ======

   Total Return(2)..................................  6.17%       6.42%      1.75%     3.27%      5.13%       4.55%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(3).........................  0.59%       0.60%      0.57%     0.51%      0.45%          0%

   Ratio of Net Investment Income
   to Average Net Assets(3).........................  5.59%       5.70%      4.98%     5.47%      5.66%    7.02%(4)

   Portfolio Turnover Rate..........................   193%        221%        60%       92%        83%         82%

   Net Assets, End of Period (in millions)..........   $236        $299       $397      $937     $1,495        $886

(1)  From September 3, 1991 (commencement of operations) through March 31,
     1992.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


12   Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                                    GNMA FUND

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                              1997      1996     1995    1994      1993    1992      1991    1990   1989      1988
PER-SHARE DATA

Net Asset Value,
Beginning of Period......................... $10.45    $10.18   $10.35  $10.88   $10.52   $10.21    $9.85    $9.56  $9.96   $10.42

Income From Investment Operations
   Net Investment Income ...................   0.71      0.74     0.72    0.66     0.79     0.86     0.88     0.90   0.89     0.89

   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions...... (0.12)      0.27   (0.18)  (0.52)     0.36     0.31     0.36     0.29 (0.40)   (0.40)
                                             -----       ----   -----   -----      ----     ----     ----     ---- -----    -----

   Total From Investment Operations.........   0.59      1.01     0.54    0.14     1.15     1.17     1.24     1.19   0.49     0.49
                                               ----      ----     ----    ----     ----     ----     ----     ----   ----     ----

Distributions

   From Net Investment Income............... (0.71)    (0.74)   (0.71)  (0.66)   (0.79)   (0.86)   (0.88)   (0.90) (0.89)   (0.95)

   From Net Realized Gains
   on Investment Transactions...............     --        --       --  (0.01)       --       --       --       --     --       --
                                               ----      ----     ----    ----     ----     ----     ----     ----   ----     ----

   Total Distributions...................... (0.71)    (0.74)   (0.71)  (0.67)   (0.79)   (0.86)   (0.88)   (0.90) (0.89)   (0.95)
                                             -----     -----    -----   -----    -----    -----    -----    -----  -----    -----

Net Asset Value, End of Period.............. $10.33    $10.45   $10.18  $10.35   $10.88   $10.52   $10.21    $9.85  $9.56    $9.96
                                             ======    ======   ======  ======   ======   ======   ======    =====  =====    =====

   Total Return(1)..........................  5.84%    10.08%    5.53%   1.30%   11.28%   11.85%   13.16%   12.73%  5.07%    5.23%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(2).................  0.55%     0.58%    0.58%   0.54%    0.56%   0 .62%    0.72%    0.75%  0.75%    0.73%

   Ratio of Net Investment Income
   to Average Net Assets(2).................  6.84%     6.98%    7.08%   6.12%    7.31%    8.18%    8.85%    9.04%  9.11%    8.94%

   Portfolio Turnover Rate..................  105%       64%      120%     49%      71%      97%     207%     433%   497%    497 %

   Net Assets, End
   of Period (in millions).................. $1,119    $1,120     $980  $1,129   $1,160    $ 724     $409     $290   $253     $259

(1)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any.

(2) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.


Prospectus                                          Financial Highlights   13


                              FINANCIAL HIGHLIGHTS
                           INFLATION-ADJUSTED TREASURY

     The Financial Highlights for the period ended March 31, 1997, have been audited by KPMG Peat Marwick LLP, independent auditors (except as noted) whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the period ended March 31, except as noted.

                                                        June 30,       March 31,
                                                         1997(1)        1997(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period....................  $9.74        $10.00
                                                          -----        ------

Income From Investment Operations
    Net Investment Income ..............................   0.13          0.06

    Net Unrealized
    (Loss) on Investment Transactions................... (0.05)        (0.26)
                                                         -----         -----

    Total From Investment Operations....................   0.08        (0.20)
                                                           ----        -----

Distributions

    From Net Investment Income.......................... (0.13)        (0.06)
                                                         -----         -----

Net Asset Value, End of Period..........................  $9.69         $9.74
                                                          =====         =====

    Total Return(3).....................................  0.85%       (1.98)%

RATIOS/SUPPLEMENTAL DATA

    Ratio of Operating Expenses
    to Average Net Assets(4)............................  0.50%         0.50%

    Ratio of Net Investment Income
    to Average Net Assets(4)............................  5.30%         5.03%

    Portfolio Turnover Rate.............................    32%            --

    Net Assets, End of Period (in thousands)............ $4,312        $2,277

(1)  Three months ended June 30, 1997 (unaudited).

(2)  February 10, 1997 (inception) through March 31, 1997.

(3)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(4)  Annualized.


14   Financial Highlights                        American Century Investments


                         INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The Funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the Funds identified on pages 2 and 3 of this Prospectus and any other investment policies which are designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


     Each Fund (except Capital Preservation II, ARM Fund and GNMA Fund) seeks income exempt from state taxes by investing exclusively in U.S. government securities whose interest payments are state tax-exempt. As a result, these Funds' dividend distributions are expected to be exempt from state income tax. See page 32 for more information on tax treatment of the Funds' distributions.


THE MONEY MARKET FUNDS

     Each of the Money Market Funds seeks to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the Money Market Funds are neither insured nor guaranteed by the U.S. government.

CAPITAL PRESERVATION


     Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in Capital Preservation consistent with safety and liquidity. Capital Preservation pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 90 days.


     While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

CAPITAL PRESERVATION II

     Capital Preservation II seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. Capital Preservation II pursues its investment objectives by investing primarily in repurchase agreements collateralized by securities that are backed by the full faith and credit of the U.S. government. Such collateral may include U.S. Treasury bills, notes, and bonds or mortgage-backed Ginnie Mae certificates. Ginnie Mae certificates are guaranteed by the Government National Mortgage Association (GNMA) and backed by the full faith and credit of the U.S. government. Repurchase agreements held by the Fund normally have maturities of seven days or less. The Fund may invest directly in U.S. Treasury securities from time to time.

     Capital Preservation II restricts its average portfolio maturity to seven days or less. Because of this restriction, its yield responds more quickly to interest rate increases or decreases than do yields on most other money market funds and enhances portfolio liquidity. See page 22 for a discussion of the market and credit risks associated with investing in repurchase agreements.

GOVERNMENT AGENCY

     Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S.
government and its agencies and instrumentalities, the income from which is exempt from state taxes. Under normal conditions, at least 65% of the Fund's total assets are invested in securities issued by agencies and instrumentalities of the U.S. government.


Prospectus                               Information Regarding the Fund    15


Assets not invested in these securities are invested in U.S. Treasury securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in U.S. Treasury securities. The Fund's weighted average portfolio maturity will not exceed 90 days.

     The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE U.S. TREASURY FUNDS


     Short-Term Treasury, Intermediate-Term Treasury and Long-Term Treasury are quite similar to one another but can be differentiated by their dollar-weighted average maturities. Among these Funds, the longer its dollar-weighted average maturity, the more its share price will fluctuate when interest rates change.


     This pattern is due, in part, to the time value of money. A bond's worth is determined in part by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond. Because of this interplay between market interest rates and share price, investors are encouraged to evaluate Fund performance on the basis of total return.

SHORT-TERM TREASURY

     Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. Short-Term Treasury pursues this objective by investing primarily in securities issued or guaranteed by the U.S. Treasury.

     Within this framework, Short-Term Treasury invests primarily in securities with remaining maturities of 3 years or less, and, under normal conditions, maintains a weighted average portfolio maturity ranging from 13 months to 3 years. Short-Term Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the Manager.

     Short-Term Treasury may be appropriate for investors who are seeking higher current yields than those available from money market funds and who can tolerate some share price volatility.

INTERMEDIATE-TERM TREASURY

     Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes, and bonds. Intermediate-Term Treasury pursues this objective by investing primarily in U.S. Treasury notes, which carry the direct full faith and credit pledge of the U.S. government. Intermediate-Term Treasury may also invest in U.S. Treasury bills, bonds, and zero-coupon securities, all of which are also backed by the direct full faith and credit pledge of the U.S. government. Intermediate-Term Treasury's weighted average portfolio maturity ranges from 3 to 10 years, under normal market conditions.

     The Manager seeks a current yield for Intermediate-Term Treasury higher than that of Short-Term Treasury, with correspondingly greater share price volatility.

LONG-TERM TREASURY

     Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes. Long-Term Treasury pursues this objective by investing primarily in securities issued or guaranteed by the U.S. Treasury and agencies or instrumentalities of the U.S. government. Long-Term Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the Manager. Within this framework, the Fund invests primarily in securities with maturities of 10 or more years and, under normal conditions, maintains a weighted average portfolio maturity ranging from 20 to 30 years.

     By maintaining an average portfolio maturity of 20 to 30 years, Long-Term Treasury offers investors the potential to earn higher current yields than those typically available from bond funds (such as Short-Term Treasury and Intermediate-Term Treasury) that maintain shorter average maturities. Long-Term Treasury may also offer greater potential for capital appreciation. However, maintaining a relatively long average maturity also means that the Fund's share price generally will be more volatile than those of funds that maintain shorter average maturities (such as Short-Term Treasury and Intermediate-Term Treasury).

INFLATION-ADJUSTED TREASURY


     Inflation-Adjusted Treasury pursues its investment objective by investing, under normal market conditions, at least 65% of its total assets in Treasury Inflation-Adjusted Securities that are backed by the


16   Information Regarding the Funds                American Century Investments


full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Treasury Inflation-Adjusted Securities may be issued by the U.S. Treasury in the form of notes or bonds. Up to 35% of the Fund's total assets may be invested in Inflation-Adjusted Securities issued by U.S. government agencies and government-sponsored organizations, when such securities become available. Inflation-Adjusted Treasury may also invest in U.S. Treasury securities which are not indexed to inflation for liquidity and total return, or if at any time the Manager believes there is an inadequate supply of appropriate Inflation-Adjusted Securities in which to invest or when such investments are required as a temporary defensive measure. Inflation-Adjusted Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the Manager. While Inflation-Adjusted Treasury seeks to provide a measure of inflation protection to its investors, there is no assurance that the Fund will provide less risk than a fund investing in conventional fixed principal Treasury securities.

     There are no maturity or duration restrictions for the securities in which Inflation-Adjusted Treasury may invest. The U.S. Treasury initially issued Treasury Inflation-Adjusted Securities with a 10-year term to maturity. It has announced its intention (although there is no guarantee it will do so) to issue additional securities with a term to maturity as long as 30 years and as short as five years. When these securities of differing maturity are issued, the Manager will buy from among the available issues those securities that will provide the maximum relative value to the Fund.

     Inflation-Adjusted Treasury may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation. Traditional U.S. Treasury fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period the securities are outstanding will diminish the future purchasing power of these dollars. Inflation-Adjusted Treasury is designed to serve as a vehicle to protect against this diminishing effect.

     Inflation-Adjusted Treasury is designed to provide total return consistent with an investment in Treasury Inflation-Adjusted Securities. Inflation-Adjusted Treasury's income yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal which are features of Inflation-Adjusted Securities. Inflation-Adjusted Treasury's yield will likely reflect "real rates" of interest (that is, the then-prevailing current interest rates minus the then-prevailing expectations for inflation) available in the Treasury market. As a result, the current income generated by the Fund is expected to be substantially below that of more traditional government securities funds, such as Treasury bond funds or government-agency bond funds.

     Inflation-Adjusted Securities in which the Fund may invest are relatively new securities. There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in Inflation-Adjusted Securities. These risks are described in the following section. You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Treasury before you invest in it.

THE MORTGAGE SECURITIES FUNDS

ARM FUND

     The ARM Fund seeks to provide investors with a high level of current income, consistent with stability of principal. The ARM Fund pursues this objective by investing primarily in adjustable rate securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Under normal conditions, the Manager invests at least 65% of the ARM Fund's total assets in adjustable rate mortgage securities (ARMs) and other securities collateralized by or representing interests in mortgages (collectively, "mortgage-backed securities"). These securities have interest rates that are reset periodically and that are issued or guaranteed by the U.S. government or its agencies or instrumentalities.


     On August 25, 1997, the ARM Fund will begin to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average duration of three years or less. The Fund will therefore no longer be subject to the requirement that it invest 65% of its total assets in ARMs, although it may continue to invest in these securities.



Prospectus                              Information Regarding the Funds    17



     ARMs are pass-through certificates representing ownership interests in pools of adjustable rate mortgages and in the cash flows from those mortgages. The ARMs in which the Fund may invest are issued or guaranteed by GNMA, FNMA or FHLMC.

     The Fund may also invest in collateralized mortgage obligations (CMOs), including CMO floaters and inverse floaters; stripped mortgage-backed securities, including interest-only (IO) and principal-only (PO) securities and IO inverse floaters; and fixed-rate mortgage securities issued or guaranteed by GNMA, FNMA or FHLMC. All CMOs purchased by the Fund are either issued by a U.S. government agency or rated AAA by a nationally recognized statistical rating organization commonly referred to as a rating agency.

     Assets not invested in adjustable rate or mortgage-backed securities may be invested in U.S. Treasury bills, notes, and bonds and in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in these securities.

     By investing primarily in mortgage-backed securities that have variable interest rates, the ARM Fund seeks to maintain a more stable net asset value than is characteristic of funds that invest in mortgage securities paying a fixed rate of interest (such as the GNMA Fund). ARM prices generally fluctuate less than fixed-rate mortgage securities prices because their interest rates are reset periodically to reflect current interest rates. There is always a lag between market interest rate changes and ARM rate resets, however, and resets may be limited by caps on the rates that can be charged to borrowers.

GNMA FUND

     The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

     Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by GNMA and backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal, which means that the Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.

     Assets not invested in Ginnie Mae certificates, directly or indirectly, are invested in other U.S. government securities, such as U.S. Treasury bills, notes, and bonds, or repurchase agreements collateralized by U.S. government securities. For temporary defensive purposes, the Fund may invest 100% of its assets in these securities.

     A unique feature of mortgage-backed securities, such as Ginnie Mae certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as the GNMA Fund) receive scheduled monthly payments of principal and interest, but they may also receive unscheduled prepayments of principal on the underlying mortgages. See "Mortgage-Backed Securities" on page 19 for a discussion of prepayment risk.

RISK FACTORS AND INVESTMENT TECHNIQUES

     The obligations in which the Funds may invest differ from one another in their interest rates, maturities, dates of issuance and interest payment schedules. The pertinent features of the types of obligations in which the Funds may invest are described in this section.

U.S. GOVERNMENT SECURITIES

     U.S. Treasury bills, notes, zero-coupon bonds, and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to ten years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

     A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit
Banks, the Student Loan Marketing Association and the Resolution Funding Corporation.


18   Information Regarding the Funds               American Century Investments


     Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

     Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

     Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity. Capital Preservation and Capital Preservation II may not invest in floating-rate agency securities.

MORTGAGE-BACKED SECURITIES

     The ARM and GNMA Funds may purchase mortgage pass-through securities. These represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. These monthly mortgage payments are, in effect "passed-through" to the security holder, (minus fees paid to the security's issuer or guarantor). Although fixed-rate mortgages typically have stated maturities of 30 or more years, most mortgage holders pay off their mortgages before they mature which may make these subject to prepayment risk.

     Also, mortgage-backed securities, like other fixed income securities, generally decrease in value as a result of increases in interest rates, but benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment resulting from homeowners' refinancing their mortgages to take advantage of lower interest rates. On average, securities backed by 30-year mortgages return principal within 7 to 10 years. As a result, these securities have historically exhibited behavior comparable to 7- to 10-year Treasury notes, while offering higher yields.

     The primary issuers of mortgage securities are FNMA, FHLMC and GNMA. Payments of principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA and FHLMC have a close relationship with the U.S. government so even though their securities are not backed by the full faith and credit of the U.S. government, the Manager considers them to be high-quality securities with minimal credit risks.

ADJUSTABLE-RATE MORTGAGE SECURITIES

     Adjustable-rate mortgage securities (ARMs) are pass-through securities collateralized by mortgages with adjustable, rather than fixed, interest rates. The interest rate payments and amortization of principal on the underlying adjustable rate mortgages are tied to changes in predetermined interest rate indexes. ARM rates are readjusted at intervals of one year or less, subject to maximums (caps) and minimums (floors) on the rates that can be charged to mortgage holders during a given period and during the life of a mortgage. These periodic rate adjustments allow the ARM Fund to participate in market interest rate increases (to produce higher yields with less share price volatility) but only to the extent that the current rate on the underlying mortgages remain at or below their specified caps.

     ARM interest rate resets should cause the ARM Fund's share price to fluctuate less dramatically than it would if the Fund were substantially invested in securities backed by long-term, fixed-rate mortgages. This means that share price declines should be less than for funds investing in fixed-rate mortgages when interest rates rise. This characteristic of ARMs should also cause the potential for share price appreciation when interest rates decline to be less than for funds investing in fixed-rate mortgages.

     If ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in a decline in share price. On the other hand, if ARMs are purchased at a discount, both scheduled and unscheduled payments of principal may accelerate the recognition of income and thereby increase the Fund's yield and total return.


Prospectus                              Information Regarding the Funds    19



     The mortgages that collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration or the Department of Veterans Affairs, which are divisions of the U.S. government. The mortgages that collateralize ARMs issued by FNMA or FHLMC typically are conventional residential mortgages that conform to standards prescribed by FNMA or FHLMC and are guaranteed by those instrumentalities.

COLLATERALIZED MORTGAGE OBLIGATIONS

     Collateralized mortgage obligations (CMOs) are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The ARM Fund may buy CMOs, provided that they:

o Are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

o Are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; or

o Are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

     The GNMA Fund may buy CMOs only if they are Ginnie-Mae-backed.

STRIPPED MORTGAGE-BACKED SECURITIES


     Stripped mortgage-backed securities (which are permitted investments for the ARM Fund only) are usually structured with two classes. One class will receive all of the interest (the interest-only class, or "IO"), whereas the other class will receive all of the principal (the principal-only class, or "PO"). Stripped mortgage securities are likely to experience greater price volatility than other types of mortgage securities in which the ARM Fund invests. The yield to maturity on the IO class is extremely sensitive, not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. If prepayments accelerate, the ARM Fund may not fully recover its initial investment in these securities.

     The ARM Fund's investments in stripped mortgage securities together with investments in illiquid securities may not exceed 15% of net assets.

TREASURY INFLATION-ADJUSTED SECURITIES

     Treasury Inflation-Adjusted Securities are Treasury securities with a final value and interest payment stream linked to the inflation rate. Treasury Inflation-Adjusted Securities may be issued in either note or bond form. Treasury inflation-adjusted notes have maturities of at least one year, but not more than 10 years. Treasury inflation-adjusted bonds have maturities of more than 10 years.

     Treasury Inflation-Adjusted Securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. According to the U.S. Treasury, Treasury Inflation-Adjusted Securities are modeled after the "Real Return Bonds" currently issued by the government of Canada. These securities are new to the U.S. market, having first been sold in January 1997. There is uncertainty as to how these securities will be treated by the marketplace. See "Development of Inflation-Adjusted Securities Market" on page 21. Treasury Inflation-Adjusted Securities will be auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

     The principal value of Treasury Inflation-Adjusted Securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for Treasury Inflation-Adjusted Securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Con-sumers published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

     Semiannual coupon interest payments are made at a fixed percentage of the inflation-adjusted principal value. The coupon rate or "real yield" for the semiannual interest payment of each issuance of securities will be determined at the time the securities are sold to the public. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity


20   Information Regarding the Fund                 American Century Investments


of the security is guaranteed by the Treasury to be not less than the original face or par amount of the security at issuance.

INDEXING METHODOLOGY

     The principal value of Treasury Inflation-Adjusted Securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION

     Taxation applicable to Treasury Inflation-Adjusted Securities is similar to conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can only be deducted from current or previous interest payments reported as income.

     Treasury Inflation-Adjusted Securities therefore have a potential cash flow mismatch to an investor, since investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, Treasury Inflation-Adjusted Securities would not generate enough income in a given year to cover the tax liability it could create. This is similar to the current tax treatment for zero coupon bonds and other discount securities. If a Treasury Inflation-Adjusted Security is sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

     Inflation-Adjusted Treasury, however, distributes all income on a monthly basis. Investors in Inflation-Adjusted Treasury will receive dividends which represent both the interest payments and the principal adjustments of the Inflation-Adjusted Securities held in its portfolio. An investment in Inflation-Adjusted Treasury may therefore be a means to avoid the cash flow mismatch associated with a direct investment in Inflation-Adjusted Securities. For more information about taxes and their effect on you as an investor in the Fund, see "Taxes," on page 32.

U.S GOVERNMENT AGENCIES

     A number of U.S. government agencies and government-sponsored organizations may issue Inflation-Adjusted Securities. As of the date on which this Prospectus was drafted, the plans of the various U.S. government agencies to issue Inflation-Adjusted Securities were not known. It is expected that at least some U.S. government agencies will issue Inflation-Adjusted Securities whose design mirrors that of the Treasury Inflation-Adjusted Securities described on the previous page.

DEVELOPMENT OF INFLATION-ADJUSTED SECURITIES MARKET

     The Treasury securities market is the largest and most liquid securities market in the world. The marketability of Treasury Inflation-Adjusted Securities and Inflation-Adjusted Securities generally may be enhanced over time as the Treasury issues additional Treasury Inflation-Adjusted Securities and more investors participate in the market.

     Inflation-Adjusted Treasury will purchase Inflation- Adjusted Securities at auction or in the secondary market as the Manager deems appropriate. The secondary market for Inflation-Adjusted Securities may not be as active as the secondary market for Treasury and U.S. government agency fixed-principal notes and bonds. In addition, Inflation-Adjusted Securities may not be as widely traded or as well understood as Treasury fixed-principal securities, nor is it known at this time exactly how the secondary market for Inflation-Adjusted Securities will develop.

     If the number of Inflation-Adjusted Securities market participants is limited, it may result in larger spreads between bid and asked prices for Inflation-Adjusted Securities than the bid-asked spreads for fixed-principal notes and bonds with similar terms to maturity. Such larger bid-ask spreads normally result in higher transactions costs and/or lower returns. If the market does not develop sufficient liquidity, large buyers or sellers of these securities may disproportionately negatively impact the value of the securities and, hence, Inflation-Adjusted Treasury's net asset value.


Prospectus                              Information Regarding the Funds    21


     The Manager currently believes that the market for Inflation-Adjusted Securities will be sufficient to permit Inflation-Adjusted Treasury to pursue its investment objective. However, should the market for Inflation-Adjusted Securities prove less active than anticipated by the Manager, the Manager is authorized to treat such an environment as an abnormal market condition. During such a period, Inflation-Adjusted Treasury will not be fully pursuing its investment objective.

SHARE PRICE VOLATILITY

     Inflation-Adjusted Securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. Inflation-Adjusted Securities provide this "protected" return only if held to maturity, however. In addition, Inflation-Adjusted Securities may not trade at par value. "Real" interest rates (the market rate of interest less the anticipated rate of inflation) change over time, as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, Inflation-Adjusted Securities prices will be more sensitive to these changes than conventional bonds, since these securities were sold originally based upon a "real" interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of Inflation-Adjusted Securities and the share price of Inflation-Adjusted Treasury will fall. Investors in the Fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

     An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed principal securities. Such factors include the possibility that the inflation index may be subject to significant changes in interest rates, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, Inflation-Adjusted Treasury's net asset value could be negatively affected.

REPURCHASE AGREEMENTS


     Each Fund, with the exception of Capital Preservation and Government Agency, may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that Fund.


     A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

     Since the security purchase constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss.


     Each of the Funds, with the exception of Capital Preservation and Government Agency, may invest in repurchase agreements with respect to any security in which that Fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such Fund.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information regarding the investment practices of any of the Funds, see the Statement of Additional Information.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the U.S. Treasury Funds and the Mortgage Securities Funds are shown in the Financial Highlights tables on pages 6-14 of this Prospectus.


22   Information Regarding the Funds        American Century Investments


     Investment decisions to purchase and sell secu-rities are based on the anticipated contribution of the security in question to a particular Fund's objectives. The Manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately anticipated.

     The portfolio turnover of each Fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the Funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a Fund since short-term capital gains are taxable as ordinary income.

WHEN-ISSUED AND FORWARD COMMITMENT
AGREEMENTS

     Each of the Funds may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the Manager, such purchases will further the investment objectives of the Fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the Fund.

CASH MANAGEMENT


     For cash management purposes, each of the Funds (except the Money Market Funds) may invest in any money market fund advised by the Manager, provided that the investment is consistent with the Fund's investment policies and restrictions.


     Up to 5% of the Funds' total assets may be invested in this manner.

OTHER TECHNIQUES

     The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Funds. When SEC guidelines require it to do so, a Fund will set aside cash or appropriate liquid assets in a segregated account to cover the Fund's obligations.

PERFORMANCE ADVERTISING

     From time to time, the Funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds).

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of the Money Market Funds, yield is calculated by measuring the income generated by an investment in the Fund over a seven-day period (net of Fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.


     With respect to the U.S. Treasury Funds and the Mortgage Securities Funds, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation. The effective yield is calculated in a



Prospectus                              Information Regarding the Funds    23



similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid on its shares or the income reported in the Fund's financial statements.


     A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund which invests in exempt obligations. Each Fund (with the exception of Capital Preservation II, the ARM Fund and the GNMA Fund) may quote tax-equivalent yield, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yield. As a prospective investor in these Funds, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formulas depicted below.

     You can calculate your tax-equivalent yield for a Fund (taking into account only federal income taxes and not any applicable state taxes) using the following equation:

       Fund's State Tax-Free Yield                     Your Tax-
        ---------------------------        =       -----------------
           100% - State Tax Rate                   Equivalent Yield


     The Funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.


24   Prospectus                               Information Regarding the Funds


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The Funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 30.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants) you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see "Bank to Bank Information" below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI or Free Form Text):

     o    Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.


     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account.


Prospectus               How to Invest with American Century Investments      25


See page 26 for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111


     4917 Town Center Drive
     Leawood, Kansas 66211


     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan" on this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 25 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE
ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the funds issued by American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 31.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.


26 How to Invest with American Century Investments  American Century Investments



BY TELEPHONE

     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 28) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 28.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your U.S. Treasury Fund or Mortgage Securities Fund account, or if you have a Money Market Fund account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your U.S. Treasury Fund or Mortgage Securities Fund account, or if you have a Money Market Fund account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date,


Prospectus              How to Invest with American Century Investments    27


the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

o    redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special investor services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CHECKWRITING

     We offer CheckWriting as a service option for your account in any of the Money Market or Mortgage Securities Funds. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

     When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

     If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

     CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

     We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any


28 How to Invest with American Century Investments  American Century Investments


loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

     A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     Each Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts ("IRA"s);

o 403(b) plans for employees of public school systems and non-profit organizations; or

o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect share-holders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to con-


Prospectus                How to Invest with American Century Invetments   29


      firm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


30 How to Invest with American Century Investments  American Century Investments


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment or redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the funds is determined.


     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


     Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


     If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Funds' procedures or any contractual arrangement with the Funds or the Funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of each Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors/Trustees.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors/Trustees.


     Pursuant to a determination by the Money Market Funds' Board of Directors/Trustees and Rule 2a-7 under the Investment Company Act of 1940 (the "Invest-ment Company Act"), portfolio securities of the Funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or pre-



Prospectus                        Additional Information You Sould Know    31


mium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Funds are published in leading newspapers daily. The yields of the Money Market Funds are published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on the Funds and the other funds in the American Century family of funds, may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS


     At the close of each day including Saturdays, Sundays and holidays, net income of the U.S. Treasury Funds and the Mortgage Securities Funds is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. For the Money Market Funds, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.


     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 31. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.


     Distributions from net realized capital gains in the Variable Price Funds, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. The Money Market Funds do not expect to realize any long-term capital gains and, accordingly, do not expect to make any capital gains distributions.


     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


     A distribution from shares of a U.S. Treasury or Mortgage Securities Fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the Fund on the sale of portfolio securities, and undistributed dividends and interest received, less Fund expenses.


     Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

TAXES

     Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


32  Additional Information You Should Know          American Century Investments


TAXABLE ACCOUNTS

     If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.


     Inflation-Adjusted Securities purchased by Inflation-Adjusted Treasury accrue additional interest for federal income tax purposes in addition to the current interest paid. This additional interest is commonly referred to as "imputed income." Inflation-Adjusted Treasury must distribute this imputed income to shareholders as ordinary income dividends, which are subject to federal taxes but generally exempt from state taxes. In periods of high inflation, it is possible that the imputed income earned by Inflation-Adjusted Treasury will exceed current interest earned.


     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when a Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


     If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.


     Redemption of shares of a Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


Prospectus                       Additional Information You Should Know    33


MANAGEMENT


INVESTMENT MANAGEMENT

     All of the Funds except Capital Preservation and Capital Preservation II are series of the American Century Government Income Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the Funds, American Century Investment Management, Inc. (ACIM) serves as the investment manager of each of the Funds except Capital Preservation and Capital Preservation II. Its principal place of business American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. American Century Investment Management, Inc. has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc. are the assumed names of Capital Preservation Fund, Inc. and Capital Preservation Fund II, Inc., respectively (the "Companies") and are both California corporations. Capital Preservation is the sole series of American Century Capital Preservation Fund, Inc., and Capital Preservation II is the sole series of American Century Capital Preservation Fund II, Inc. Under the laws of the State of California, the Board of Directors is responsible for managing the business and affairs of the Companies. The Board of Directors of the Companies is identical in composition to the Board of Trustees of the Trust.

     Acting pursuant to an investment advisory agreement entered into with Capital Preservation and Capital Preservation II, Benham Management Corporation serves as the investment advisor of Capital Preservation and Capital Preservation II. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. Benham Management Corporation has been providing investment advisory services to investment companies and other clients since it was founded in 1971 as is wholly-owned by American Century Companies, Inc., the parent company of American Century Investment Management, Inc.


     The Manager supervises and manages the investment portfolio of each Fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Funds' portfolios as it deems appropriate in pursuit of the Funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the Funds or of sectors of the Funds as necessary between team meetings.

     The portfolio manager members of the teams managing the Funds described in this Prospectus and their work experience for the last five years are listed as follows:

     ROBERT V. GAHAGAN has been primarily responsible for the day-to-day operations of Short-Term Treasury since March, 1996. He is a Vice President and Portfolio Manager. Mr. Gahagan has a B.A. and M.B.A. from the University of Missouri in Kansas City and has over 12 years of investment experience. He joined American Century in 1983.

     BRIAN HOWELL has been primarily responsible for the management of Capital Preservation and Government Agency since May, 1995. Mr. Howell joined the Manager in 1987 as a research analyst and was promoted to his current position in January 1994.


     DENISE TABACCO has been primarily responsible for the day-to-day operations of Capital Preservation II since June, 1995, and has co-managed both Capital Preservation and Government Agency since January, 1996. Ms. Tabacco joined the Manager in 1988, the Portfolio Department in 1991 and was promoted to her current position in 1995.


     DAVID SCHROEDER joined the Manager in 1990 and has been primarily responsible for the day-to-day operations of Intermediate-Term Treasury since January, 1992, and Long-Term Treasury since September, 1992. Mr. Schroeder has co-managed the GNMA Fund since January, 1996.

     CASEY COLTON has co-managed the GNMA Fund since January, 1994, and Intermediate-Term Treasury, and Long-Term Treasury since January, 1996. Mr. Colton joined the Manager in 1990 as a Municipal Analyst and was promoted to his current position in


34   Additional Information You Should Know         American Century Investments


1995. Mr. Colton is a Chartered Financial Analyst (CFA).

     NEWLIN RANKIN has been primarily responsible for the day-to-day operations of the ARM Fund since January, 1995, and has co-managed Short-Term Treasury since March, 1996. Mr. Rankin joined the Manager in 1994 and prior to that was Assistant Vice-President at Wells Fargo Bank from 1991 to 1993.


     The activities of American Century Investment Management, Inc. are subject only to directions of the Trust's Board of Trustees. The activities of Benham Management Corporation are subject only to directions of the Company's Board of Directors. American Century Investment Management, Inc. pays all the expenses of the Trust's Funds except brokerage, taxes, portfolio insurance, interest, fees and expense of the non-interested person directors (including counsel fees) and extraordinary expenses. See "Expenses" for information about the expenses paid by Capital Preservation and Capital Preservation II.

     For the services provided to each Fund of the Trust, American Century Investment Management, Inc. receives a monthly fee based on a percentage of the average net assets of the Fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the Manager (the "Investment Category Fee"). For example, when calculating the fee for a Money Market Fund, all of the assets of the money market funds managed by the Manager are aggregated. The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the Fund to the Manager. Currently, the Investment Category Fee for each of the Trust's Funds is an annual rate of the average net assets of the Fund as follows: Government Agency, 0.18%; Short-Term Treasury, Intermediate-Term Treasury and Long-Term Treasury, 0.22%; Inflation-Adjusted Treasury, 0.20%; and ARM Fund and GNMA Fund, 0.30%. The Complex Fee is currently an annual rate of 0.30% of the average net assets of each of the Trust's Funds. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

     For the services provided to Capital Preservation and Capital Preservation II by Benham Management Corporation, each pay Benham Management Corporation a monthly investment advisory fee equal to the dollar amount derived from applying the Fund's average daily net assets to an investment advisory fee schedule. The investment advisory fee rate ranges from 0.50% to 0.19% of average daily net assets dropping as the Funds' respective assets increase.

     On the first business day of each month, the Funds pay a management fee (advisory fee in the case of Capital Preservation and Capital Preservation II) to its Manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a Fund by the aggregate average daily closing value of a Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


CODE OF ETHICS

     The Funds and the Manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage those Funds.

TRANSFER AND ADMINISTRATIVE SERVICES


     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the Funds. It provides facilities, equipment and personnel to the Funds. For administrative services, Capital Preservation and Capital Preservation II each pay the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the aver-



Prospectus                       Additional Information You Should Know    35



age daily net assets of all of the Funds managed by Benham Management Corporation. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets managed by the Benham Management Corporation increase. For transfer agent services, Capital Preservation and Capital Preservation II each pay the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month. With respect to administrative services and transfer agent services to the Funds of the Trust, American Century Services Corporation is paid for such services by American Century Investment Management, Inc.

     The Funds charge no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Funds at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the Manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

     The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

Special Meeting of Shareholders

     At a Special Meeting of Shareholders held on July 30, 1997, shareholders of each of the Funds except Capital Preservation and Capital Preservation II approved, among other things, a new Management Agreement between the Funds (except Capital Preservation and Capital Preservation II) with American Century Investment Management, Inc. This new Management Agreement will become effective on August 1, 1997 and replaces these Funds' current investment advisory agreement with Benham Management Corporation, an affiliate of American Century Investment Management, Inc.

     At the meeting, shareholders of the Funds (except Capital Preservation and Capital Preservation II) also ratified the selection of Coopers & Lybrand LLP as the independent auditors for each Fund's current fiscal year and approved the adoption of standardized investment limitations by amending or eliminating certain of these Funds' fundamental investment limitations. These changes are reflected in this Prospectus Supplement and in the revised Statement of Additional Information of the Funds (except Capital Preservation and Capital Preservation II).

AGREEMENT AND PLAN OF REORGANIZATION

     In addition, shareholders of Capital Preservation and Capital Preservation II approved an Agreement and Plan of Reorganization with American Century-Benham Capital Preservation Fund, a series of American Century Government Income Trust (the "new CPF"). The new CPF is identical in investment objective and investment management technique to Capital Preservation.

     The Agreement was approved by shareholders of each of Capital Preservation and Capital Preservation II at a Special Meeting of Shareholders held on July 30, 1997. The reorganization is expected to occur on August 30, 1997. Following the reorganization, shareholders of Capital Preservation and Capital Preservation II will own shares of the new CPF in the same dollar amount as their Capital Preservation and Capital Preservation II shares at the close of business on August 30, 1997.


DISTRIBUTION OF FUND SHARES

     The Funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promot-


36   Additional Information You Should Know         American Century Investments


ing and distributing the Fund shares offered by this Prospectus. The Funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

EXPENSES


     Capital Preservation and Capital Preservation II each pay certain operating expenses directly, including, but not limited to: custodian, audit and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices and reports to shareholders; insurance expenses; and costs of registering the funds' shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent Director compensation.


FURTHER INFORMATION ABOUT AMERICAN CENTURY


     American Century Capital Preservation, Inc. and American Century Capital Preservation II, Inc. were organized as California corporations on October 28, 1971 and April 2, 1980, respectively. The American Century Government Income Trust was organized as a Massachusetts business trust in July 24, 1985. Capital Preservation, Capital Preservation II and the Trust are diversified, open-end management investment companies. Their business and affairs are managed by its officers under the direction of their respective Boards.


     The principal office of the Funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries made by mail should be directed to the address and phone numbers on the cover, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     Capital Preservation and Capital Preservation II issue shares with no par value. The remaining Funds are individual series of the Trust which also issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except, in the case of the Trust, those matters which must be voted on separately by the series of shares affected. Matters affecting only one Fund are voted upon only by that Fund.

     Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees. Shares of the Companies have cumulative voting rights only to the extent conferred upon them by California law, which gives shareholders of the Companies the right to cumulate votes in the election (or removal) of the Companies' respective directors.

     Unless required by the 1940 Act, it will not be necessary for the Trust or the Companies to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of their Boards or the appointment of auditors. However, pursuant to the Trust's and the Companies' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust or the Company, as the case may be, hold a special meeting of shareholders. The Trust or the Companies will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

     THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


Prospectus                       Additional Information You Should Know    37


P.O. Box 419200
Kansas City, Missouri
64141-6200


Investor Services:
1-800-345-2021 or 816-531-5575


Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9708           [recycled logo]
SH-BKT-9245       Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                             [american century logo]
                                    American
                                  Century(sm)


                                 August 1, 1997



                                     BENHAM
                                    GROUP(R)


                              Capital Preservation


[front cover]



                       STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 1997



                AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.



This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated August 1, 1997. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls: 816-531-5575), or write P.O. Box 419200, Kansas City, Missouri 64141-6200.



TABLE OF CONTENTS



Investment Policies and Techniques.......................... 2
Investment Restrictions..................................... 2
Portfolio Transactions...................................... 3
Valuation of Portfolio Securities........................... 4
Performance................................................. 4
Taxes....................................................... 5
About the Fund.............................................. 6
Directors and Officers...................................... 7
Investment Advisory Services................................ 8
Transfer and Administrative Services........................ 9
Distribution of Fund Shares................................. 9
Direct Fund Expenses........................................ 9
Expense Limitation Agreement................................ 9
Additional Purchase and Redemption
   Information............................................. 10



Statement of Additional Information                                            1


INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Directors.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT AGREEMENTS

The Fund may engage in securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the Fund will make commitments on a when-issued or forward commitment basis to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash, U.S. government securities, and other high-quality liquid debt securities in an amount sufficient to meet the purchase price. When the time comes to pay for such securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

There is a risk that the party with whom the Fund enters into a forward commitment agreement will not uphold its commitment, which could cause the Fund to miss a favorable price or yield opportunity or to suffer a loss. To minimize this risk, Benham Management Corporation (the "Manager") limits when-issued or forward commitment transactions to 30% of the Fund's net assets of which no more than 10% of the Fund's net assets may be committed to transactions in which the settlement date occurs more than 30 days after the trade date. The Fund will establish a segregated account as described above to meet all payment obligations arising as a result of these types of transactions.

ROLL TRANSACTIONS

The Fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, the Fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as "dollar-rolls," "cash and carry" or financing transactions. For example, a broker-dealer may seek to purchase a particular security that the Fund owns. The Fund will sell that security to the broker-dealer and simultaneously enter into an agreement to buy it back at a future date. This type of transaction generates income for the Fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security. As an operating policy, the Fund will limit roll transactions to 30% of net assets.

In engaging in roll transactions, the Fund will maintain until the settlement date a segregated account consisting of cash, cash equivalents, or high-quality liquid debt securities in an amount sufficient to meet the purchase price, as described above.

INVESTMENT RESTRICTIONS

The Fund's investment restrictions set forth below are fundamental and may not be changed without the approval of a majority of the votes of shareholders of the Fund as determined in accordance with the Investment Company Act of 1940 (the "1940 Act").

THE FUND MAY NOT:

(1) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result (a) more than 5% of its total assets would be invested in the securities of that

2                                                   American Century Investments

issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Borrow amounts in excess of 10% of the cost or 5% of the market value of its total assets, whichever is less, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, the Fund may pledge or hypothecate not in excess of 15% of the value of its total assets.

(3) Act as an underwriter of securities issued by others.

(4) Invest more than 25% of its total assets in any one industry (this restriction does not apply to securities of the U.S. government or its instrumentalities or agencies or to certificates of deposit or bankers' acceptances of U.S. commercial banks having assets over $10 billion).

(5) Purchase or sell real estate, commodities, or commodity contracts, or buy or sell foreign exchange.

(6) Engage in any short-selling operations.

(7) Lend money other than through the purchase of debt securities in accordance with its investment policies (management considers that this restriction precludes purchase of other than publicly held debt securities).

(8) Purchase any equity securities in any companies, including warrants or bonds
with  warrants  attached,  or  any  preferred  stocks,   convertible  bonds,  or
convertible debentures.

(9) Purchase any debt securities that are not rated AA or AAA, or the equivalent thereof, by either of the major statistical rating services (Moody's or Standard & Poor's) or that, in the Fund's opinion, are the equivalent thereof.

(10) Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads.

(11) Purchase securities for which the Fund might be liable for further payment or liability.

(12) Invest in portfolio securities that the Fund may not be free to sell to the public without registering under the Securities Act of 1933 or taking similar action under other securities laws.

(13) Issue or sell any class of senior security, except to the extent that notes evidencing temporary borrowing might be deemed such.

(14) Acquire or retain the securities of any other investment company.

(15) Purchase securities of companies in which Directors or management personnel of the Fund or its advisor have a substantial interest. (The Fund may not purchase or retain securities of any company in which an officer or Director of the Fund or its advisor is an officer, Director, or security holder if such officers and Directors who individually own beneficially more than one-half of one percent (0.5%) of the shares or securities of such company together own beneficially more than 5% of the shares or securities of such company. Portfolio securities of the Fund may not be purchased from or sold to the Fund's advisor or its Directors, officers, or employees.) The Fund is also subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Directors without shareholder approval.

THE FUND MAY NOT:

(a) Pledge, mortgage, or hypothecate in excess of 10% of its total assets at market value.

(b)  Acquire securities for the purpose of exercising control over management.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

PORTFOLIO TRANSACTIONS

The Fund's assets are invested by the Manager in a manner consistent with the Fund's investment objectives, policies, and restrictions and with any instructions the Board of Directors may issue from time to time. Within this framework, the Manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

In placing orders for the purchase and sale of portfolio securities, the Manager will use its best efforts to

Statement of Additional Information                                            3

obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Directors may issue from time to time. The Manager will select broker-dealers to execute portfolio transactions on behalf of the Fund solely on the basis of best price and execution.

U.S. government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

On behalf of the Fund, the Manager transacts in round lots ($100,000 to $10 million or more) whenever possible. Since commissions are not charged for round-lot transactions of U.S. Treasury securities, the Fund's transaction costs consist solely of custodian charges and dealer mark-ups. The Fund may hold its portfolio securities to maturity or sell or swap them for other securities, depending upon the level and slope of, and anticipated changes in, the yield curve. The Fund paid no brokerage commissions during the fiscal year ended March 31, 1997.

VALUATION OF PORTFOLIO SECURITIES


The Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange") usually at 3:00 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1997: New Year's Day (observed), Martin Luther King Jr. Day, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas (observed). Although the Fund expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


The Fund declares as daily dividends substantially all of its net income, plus or minus any recognizable gains or losses. Net income equals the return on the Fund's investment portfolio minus Fund expenses. Income and expenses are accrued daily.

INVESTMENT COMPANY ACT RULE 2A-7


The Fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the Rule, the Board of Directors has adopted procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. While the day-to-day operation of the Fund has been delegated to the Manager, the quality requirements established by the procedures limit investments to certain U.S. dollar-denominated instruments that the Board of Directors has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a nationally recognized statistical rating organization or, in the case of unrated securities, of comparable quality. The procedures require review of the Fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the Fund`s net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.


PERFORMANCE

The Fund's yield and total return may be quoted in advertising and sales literature. Yield and total return will vary, and past performance should not be considered an indication of future results.

Yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying it by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

Effective Yield = [(Base-Period Return + 1)365/7] - 1


For the seven-day period ended March 31, 1997, the Fund's yield was 4.73%, and its effective yield was 4.84%.


4                                                   American Century Investments

Total return quoted in advertising and sales literature reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The Fund's shares are sold without a sales charge (or load). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies.

The Fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature and is not indicative of future results. The Fund's share price, yield and return will vary with changing market conditions.

The Manager may obtain Fund ratings from one or more rating agencies and may publish these ratings in advertisements and sales literature.

TAXES

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution require-

Statement of Additional Information                                            5

ment are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions from the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

In most states, dividends paid by the Fund are exempt from state personal income taxes to the extent that the Fund derives its income from debt securities of the U.S. government, which generate interest payments that are state tax-exempt.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

ABOUT THE FUND

American Century Capital Preservation Fund, Inc. (formerly known Capital Preservation Fund, Inc.), doing business as American Century-Benham Capital Preservation Fund, (formerly known as Benham Capital Preservation Fund), is a registered open-end management investment company that was organized as a California Corporation on October 28, 1971. The Fund is authorized to issue ten billion (10,000,000,000) shares of common stock, which may be issued in two or more series. Of the ten billion shares, five billion (5,000,000,000) are designated "Series A Common Stock." The remaining five billion shares may be designated and classified as additional series from time to time at the discretion of the Board of Directors.

Each share of Series A Common Stock is entitled to one vote and to equal participation in dividends and distributions. Fund shares are fully paid and nonassessable when issued and have no preemptive, conversion, exchange, or similar rights. Fund shares are transferable without restriction.

Each shareholder is entitled to cast one vote for each share held in his or her name as of the record date for a shareholder meeting. Under California Corporations Code, Section 708, shareholders have the right to cumulate votes in the election (or removal) of Directors. For example, if six Directors are proposed for election, a shareholder may cast six votes for a single candidate, or three votes for each of two candidates, etc.

CUSTODIAN BANKS: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the Fund's assets. Services provided by the custodian bank include (a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and (d) providing safekeeping of securities. The custodian takes no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.

INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, serves as the Fund's independent auditors and provides services including the audit of annual financial statements.


For the current fiscal year, which started on April 1, 1997, the Directors of the Fund have selected Coopers & Lybrand LLP to serve as independent auditors of the Fund. The address of Coopers &

6                                                   American Century Investments

Lybrand LLP is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140.


DIRECTORS AND OFFICERS

The Fund's activities are overseen by a Board of Directors, including six independent Directors. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Fund (as defined in the 1940 Act) by virtue of, among other considerations, their affiliation with either the Fund; the Fund's investment advisor, Benham Management Corporation; the Fund's agent for transfer and administrative services, American Century Services Corporation (ACS); the Fund's distribution agent, American Century Investment Services, Inc.; their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the Manager. Each Director listed below serves as a Trustee or Director of other funds advised by the Manager. Unless otherwise noted, a date in parentheses indicates the date the Director or officer began his or her service in a particular capacity. The Directors' and officers' address with the exception of Mr. Stowers III and Ms. Roepke is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers III and Ms. Roepke is 4500 Main Street, Kansas City, Missouri 64111.

DIRECTORS

*JAMES M. BENHAM, Chairman of the Board of Directors (1971), President and Chief Executive Officer (1996). Mr. Benham is also President and Chairman of the Board of the Manager and a member of the Board of Governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent Director (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

RONALD J. GILSON, independent Director (1995); Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern
Professor of Law and Business at Columbia University School of Law (1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

MYRON S. SCHOLES, independent Director (1981). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent Director (1971). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

ISAAC STEIN, independent Director (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).


*JAMES E. STOWERS III, Director (1995). Mr. Stowers III is Chief Executive Officer and Director of ACC; President, Chief Executive Officer and Director of ACS and ACIS.


JEANNE D. WOHLERS, independent Director (1989). Ms. Wohlers is a private investor and an Independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

*JAMES M. BENHAM, President and Chief Executive Officer (1996).


*WILLIAM M. LYONS, Executive Vice President (1996);  President,  Chief Operating
Officer and General Counsel of ACC; Executive Vice President, Chief Operating Officer and General Counsel of ASC and ACIS; Assistant Secretary of ACC; Secretary of ACS and ACIS.


Statement of Additional Information                                            7

*DOUGLAS A. PAUL,  Secretary (1988),  Vice President (1990), and General Counsel
(1990); Secretary and Vice President of the funds advised by the Manager.

*C. JEAN WADE, Controller (1996).

*MARYANNE ROEPKE, CPA, Chief Financial Officer and Treasurer (1995); Vice President and Assistant Treasurer of ACS.


As of July 3, 1997, the Fund's officers and Directors, as a group, owned less than 1% of the outstanding shares of the Fund.

The table below summarizes the compensation that the Directors received from the Fund for the Fund's fiscal year ended March 31, 1997, as well as the compensation received for serving as a Director or Trustee of all other funds advised by the Manager.


INVESTMENT ADVISORY SERVICES

The Fund has an investment advisory agreement with the Manager dated June 1, 1995, that was approved by shareholders on May 31, 1995.

The Manager is a California corporation and became a wholly owned subsidiary of ACC on June 1, 1995. The Manager has served as investment advisor to the Fund since the Fund's inception. ACC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the American Century family of funds. James E. Stowers, Jr., controls ACC by virtue of his ownership of a majority of its common stock. The Manager has been a registered investment advisor since 1971.

The Fund's agreement with the Manager continues for an initial period of two years and thereafter from year to year provided that, after the initial two-year period, it is approved at least annually by vote of either a majority of the Fund's outstanding shares or by vote of a majority of the Fund's Directors, including a majority of those Directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The investment advisory agreement is terminable on sixty days' written notice, either by the Fund or by the Manager, to the other party, and terminates automatically in the event of its assignment.

Pursuant to the investment advisory agreement, the Manager provides the Fund with investment advice and portfolio management services in accordance with the Fund's investment objectives, policies, and restrictions. The agreement also provides that the Manager will determine what securities will be purchased and sold by the Fund and assist the Fund's officers in carrying out decisions made by the Board of Directors.


DIRECTOR COMPENSATION FOR THE FISCAL YEAR ENDED MARCH 31, 1997

                        Aggregate        Pension or Retirement         Estimated          Total Compensation
     Name of          Compensation      Benefits Accrued As Part    Annual Benefits        From The American
     Director*       From The Fund          of Fund Expenses        Upon Retirement    Century Family of Funds**
----------------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat      $17,891             Not Applicable         Not Applicable              $72,250
Ronald J. Gilson         $10,349             Not Applicable         Not Applicable              $70,250
Myron S. Scholes         $15,743             Not Applicable         Not Applicable              $63,500
Kenneth E. Scott         $12,757             Not Applicable         Not Applicable              $80,250
Ezra Solomon***          $7,125              Not Applicable         Not Applicable              $26,167
Isaac Stein              $10,585             Not Applicable         Not Applicable              $71,250
Jeanne D. Wohlers        $19,012             Not Applicable         Not Applicable              $77,000
----------------------------------------------------------------------------------------------------------------------
*Interested Directors receive no compensation for their services as such.

**Includes compensation paid by the fifteen investment company members of the American Century family of funds.


***Retired December, 1996.

For these services, the Fund pays the Manager a

8                                                   American Century Investments

monthly investment advisory fee based on applying the Fund's average daily net assets to the following investment advisory fee rate schedule:

          .50% of the first $100 million;
          .45% of the next $100 million;
          .40% of the next $100 million;
          .35% of the next $100 million;
          .30% of the next $100 million;
          .25% of the next $1 billion;
          .24% of the next $1 billion;
          .23% of the next $1 billion;
          .22% of the next $1 billion;
          .21% of the next $1 billion;
          .20% of the next $1 billion; and
          .19% of average daily net assets over $6.5 billion.


Investment advisory fees paid by the Fund to the Manager for the fiscal periods ended March 31, 1997, 1996, and 1995 are indicated in the following table.

Fiscal Period               Investment Advisory Fees
-----------------------------------------------------
Year ended 3/31/97                 $8,107,075
Year ended 3/31/96                 $8,039,420
Year ended 3/31/95                 $7,631,805
-----------------------------------------------------


TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 (ACS) acts as transfer, administrative services and dividend paying agent for the Fund. ACS provides facilities, equipment and personnel to the Fund and is paid for such services by the Fund. For administrative services, the Fund pays ACS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds advised by the Manager to the following administrative fee rate schedule:

Group Assets                 Administrative Fee Rate
-----------------------------------------------------
up to $4.5 billion                    .11%
up to $6 billion                      .10%
up to $9 billion                      .09%
over $9 billion                       .08%
-----------------------------------------------------

For transfer agent services, the Fund pays ACS a monthly fee of $1.3958 for each shareholder account maintained and $1.35 for each shareholder transaction executed during the month.


Administrative service and transfer agent fees paid by the Fund for the fiscal periods ended March 31, 1997, 1996, and 1995 are indicated in the following table:

                        Administrative        Transfer
Fiscal Period                Fees           Agency Fees
-----------------------------------------------------------
Year ended 3/31/97        $2,871,948        $2,449,205
Year ended 3/31/96        $2,896,754        $2,536,792
Year ended 3/31/95        $2,781,843        $2,582,343
-----------------------------------------------------------


DISTRIBUTION OF FUND SHARES

The Funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares. The Funds do not pay any commissions or other fees to ACIS or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

DIRECT FUND EXPENSES

The Fund pays certain operating expenses that are not assumed by the Manager or ACS. These include fees and expenses of the independent Directors; custodian, audit, tax preparation and pricing fees; fees of outside counsel and counsel employed directly by the Fund; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions; trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT

Under an Expense Limitation Agreement between the Fund and the Manager, the Manager is obligated

Statement of Additional Information                                            9


to limit the Fund's expenses to .53% of average daily net assets.


The Expense Limitation Agreement provides that the Manager may recover amounts (representing expenses in excess of the contractual limit) reimbursed to the Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund's expenses were less than the expense limitation in effect at that time.

The expense limits for the years ended May 31, 1996 and 1995, were .54% and .57% respectively, of average daily net assets.

The former and current expense limitation agreements described above did not and do not apply to extraordinary expenses such as brokerage commissions and taxes.


For the fiscal  periods ended March 31, 1997,  1996,  1995,  1994 and 1993,  and
September   30,  1992,  no   reimbursements   were  paid  to  the  Fund  and  no
reimbursements previously paid to the Fund were recouped.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund's shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Fund or one of its portfolios; to avoid jeopardizing the Fund's tax status; or whenever, in management's opinion, such rejection is in the Fund's best interest.

ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, TCS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.


As of July 3, 1997, to the knowledge of the Fund, no shareholder was the record holder or beneficial owner of 5% or more of the Fund's total shares outstanding.

Share purchases and redemptions are governed by California law.



10                                                  American Century Investments


P.O. Box 419200
Kansas City, Missouri
64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962
Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9708           [recycled logo]
SH-BKT-9297       Recycled

AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.

1933 Act Post-Effective Amendment No. 66
1940 Act Amendment No. 66
--------------------------------------------------------------------------------

PART C            OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for American Century Capital Preservation Fund, Inc. for the fiscal year ended March 31, 1997, are filed herein as included in the Statement of Additional Information by reference to the Annual Report dated March 31, 1997, filed on May 30, 1997 (Accession # 0000773674-97-000008).

(b)      EXHIBITS.

        (1) Amended and Restated Articles of Incorporation dated June 15, 1995 are incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 64 filed on May 29, 1996 (Accession # 0000017271-96-000005).

        (2) Amended and Restated Bylaws dated May 31, 1995 are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 64 filed on May 29, 1996 (Accession # 0000017271-96-000005).

        (3) Not applicable.

        (4) Specimen copy of American Century Capital Preservation Fund, Inc. share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 34.

        (5) Investment Advisory Agreement between American Century Capital Preservation Fund, Inc. and Benham Management Corporation, dated June 1, 1995, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 64 filed on May 29, 1996 (Accession # 0000017271-96-000005).

        (6) Distribution Agreement between American Century Capital Preservation Fund, Inc. and American Century Investment Services, Inc. dated as of September 3, 1996, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 30 to the Registration Statement of the American Century Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

        (7) Not applicable.

        (8) Custodian Agreement between American Century Capital Preservation Fund, Inc. and The Chase Manhattan Bank, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust filed on February 7, 1997 (Accession # 773674-97-000002).

        (9) Administrative Services and Transfer Agency Agreement between American Century Capital Preservation Fund, Inc. and American Century Services Corporation, dated as of September 3, 1996, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 29 to the Registration Statement of the American Century Government Income Trust filed on August 30, 1996 (Accession # 773674-96-000007).

        (10)Opinion and consent of counsel as to the legality of the securities being registered, dated May 30, 1997 is incorporated herein by reference to Rule 24f-2 Notice filed on May 30, 1997 (Accession # 0000017271-97-000004).

        (11)Consent of KPMG Peat Marwick, independent auditors, is included herein.

        (12)Not applicable.

        (13)Not applicable.

        (14)(a) American Century Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 59 filed on September 25, 1992.

            (b)American Century Pension/Profit Sharing Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 59 filed on September 25, 1992.

        (15)Not applicable.

        (16)Schedule for computation of each performance quotation provided in response to Item 22 is included herein.

        (17)Power of Attorney dated February 28, 1997 is included herein.


Item 25. Persons Controlled by or Under Common Control with Registrant.

Not applicable.


Item 26. Number of Holders of Securities.

As of June 30, 1997, Capital Preservation Fund, Inc. had 75,360 shareholders of record.


Item 27. Indemnification.

Under the laws of the State of California, the Directors are entitled and empowered to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Corporation assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Corporation. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Directors.

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended on May 17, 1995,  appearing as
Exhibit 2 of Post-Effective Amendment No. 64 filed on May 29, 1996 (Accession # 0000017271-96-000005).


Item 28. Business and Other Connections of Investment Advisor.

The Registrant's investment advisor, Benham Management Corporation, provides investment advisory services for various collective investment vehicles and institutional clients and serves as investment advisor to a number of open-end investment companies.


Item 29. Principal Underwriters.

The Registrant's distribution agent, American Century Investment Services, Inc., is distribution agent to American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Manager Funds, American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. The information required with respect to each director, officer or partner of American Century Investment Services, Inc. is incorporated herein by reference to American Century Investment Services, Inc. Form B-D filed on November 21, 1985 (SEC File No. 8-35220; Firm CRD No. 17437).

Item 30. Location of Accounts and Records.

Benham Management Corporation, the Registrant's investment advisor, maintains its principal office at 1665 Charleston Road, Mountain View, CA 94043. The Registrant and its agent for transfer and administrative services, American Century Investment Services, Inc., maintain their principal office at 4500 Main St., Kansas City, MO 64111. American Century Investment Services, Inc. maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.


Item 31. Management Services.

Not applicable.


Item 32. Undertakings.

The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 66/Amendment No. 66 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 25th day of July, 1997. I hereby certify that this Amendment meets the requirements for immediate effectiveness pursuant to Rule 485(b).

                              AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.


                              By:/s/ Douglas A. Paul
                                 Douglas A. Paul
                                 Vice President, Secretary, and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 65/Amendment No. 65 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                          Date
*                                    Chairman of the Board of Directors,  July 25, 1997
---------------------------------    President,
James M. Benham                      and Chief Executive Officer

*                                    Director                             July 25, 1997
---------------------------------
Albert A. Eisenstat

*                                    Director                             July 25, 1997
---------------------------------
Ronald J. Gilson

*                                    Director                             July 25, 1997
---------------------------------
Myron S. Scholes

*                                    Director                             July 25, 1997
---------------------------------
Kenneth E. Scott

*                                    Director                             July 25, 1997
---------------------------------
Isaac Stein

*                                    Director                             July 25, 1997
---------------------------------
James E. Stowers III

*                                    Director                             July 25, 1997
---------------------------------
Jeanne D. Wohlers

*                                    Chief Financial Officer, Treasurer   July 25, 1997
---------------------------------
Maryanne Roepke

/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated February 28, 1997).